Income Taxes - Deferred Tax Assets and Liabilities Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Balance - beginning of year	$ (262,022)	$ (319,706)
Recognized in net income (loss)	33,351	15,895
Recognized in OCI	(4,313)	25,009
Recognized directly in equity	(11,720)	0
Disposition of subsidiaries	0	18,084
Adjustment to opening retained earnings	0	(1,304)
Balance - end of year	$ (244,704)	$ (262,022)